                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
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   Address:      2365 Carillon Point
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                 Kirkland, WA 98033
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Form 13F File Number: 28-05147
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
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Title:   Reporting Manager
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Phone:   (425) 889-7900
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Signature, Place, and Date of Signing:

          /s/ Michael Larson           Kirkland, Washington    March 19, 2004
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              [Signature]                  [City, State]            [Date]

Michael Larson is the Manager of Cascade Investment, L.L.C., and exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. ("Cascade"), which are reported separately on Cascade's Form 13F report, File No. 28-05149. In addition, Michael Larson, as the authorized agent of the sole trustee of the Bill & Melinda Gates Foundation (the "Foundation"), also exercises investment discretion with respect to the
Section 13(f) securities held by the Foundation, which are reported separately on the Foundation's Form 13F report, File No. 28-10098.

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05149                    Cascade Investment, L.L.C.
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    28-10098                    Bill & Melinda Gates Foundation
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